accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2017
accounts payable and accrued liabilities
accounts payable and accrued liabilities

23accounts payable and accrued liabilities

As at December 31 (millions)	2017	2016
Accrued liabilities	$1,066	$1,013
Payroll and other employee-related liabilities	403	460
Restricted stock units liability	66	55

	1,535	1,528
Trade accounts payable	717	578
Interest payable	147	144
Other	61	80

	$2,460	$2,330